[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER SMALL CAP VALUE VCT PORTFOLIO--CLASS I SHARES

SEMIANNUAL REPORT

JUNE 30, 2002

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Small Cap Value VCT Portfolio

   Portfolio and Performance Update                                    2

   Portfolio Management Discussion                                     3

   Schedule of Investments                                             4

   Financial Statements                                                7

   Notes to Financial Statements                                      11

PIONEER SMALL CAP VALUE VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 6/30/02

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks             99%
International Common Stocks     1%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Consumer Discretionary          23.8%
Industrials                     18.6%
Financials                      17.9%
Information Technology          11.7%
Energy                           7.5%
Materials                        6.1%
Health Care                      5.4%
Consumer Staples                 4.0%
Utilities                        4.0%
Telecommunication Services       1.0%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Nortek, Inc.                                                 1.72%

   2. Swift Energy Co.                                             1.57

   3. Blyth, Inc.                                                  1.53

   4. Pediatrix Medical Group, Inc.                                1.51

   5. Bedford Property Investors, Inc.                             1.40

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS

                                                  6/30/02        12/31/01
Net Asset Value per Share                         $11.37          $10.87

DISTRIBUTIONS PER SHARE               INCOME         SHORT-TERM        LONG-TERM
(12/31/01 - 6/30/02)                  DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                      $0.0003        $0.0001           $    -

PERFORMANCE OF A $10,000 INVESTMENT

The following chart shows the value of an investment made in PIONEER SMALL CAP VALUE VCT PORTFOLIO at net asset value, compared to the growth of the Russell 2000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                          PIONEER SMALL CAP     RUSSELL 2000
                         VALUE VCT PORTFOLIO*    VALUE INDEX
         11/30/01               $10,000           $10,000
         12/31/01               $10,574           $10,612
          6/30/02               $11,061           $11,382

Index comparison begins 11/30/01. The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

CUMULATIVE TOTAL RETURNS
(As of June 30, 2002)

 NET ASSET VALUE*

Life-of-Portfolio                   13.70%
(11/8/01)

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

   Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 6/30/02

David Adams, an eight-year Pioneer veteran, has assumed leadership of Pioneer's small company investment team, replacing Kenneth Fuller who left the firm in May. Mr. Adams has been an integral member of the team for nearly five years. His review of the factors behind Pioneer Small Cap Value VCT Portfolio's performance follows.

Q:  HOW DID THE PORTFOLIO PERFORM OVER THE LAST SIX MONTHS?

A: For the six months ending June 30, 2002, Pioneer Small Cap Value VCT Portfolio returned 4.60%, at net asset value. The Russell 2000 Value Index, the Portfolio's benchmark, returned 7.26% over the same period.

Q:  WHAT WAS THE BACKGROUND LIKE FOR SMALL-CAP VALUE COMPANIES OVER THIS PERIOD?

A: Late last year, investors were looking over their shoulders at the events of September 11th and showing little interest in equities. The resulting fall in stock prices produced attractive valuations in several small-cap sectors. Investor interest followed, and prices began to recover. Geopolitical concerns, corporate scandals and a fuzzy economic picture in the United States led to heightened volatility in May and June. Overall, results among small stocks were favorable, with value outperforming growth.

Q: WHY WERE SO MANY CONSUMER STOCKS SELLING AT LOW VALUATIONS, AND WHY HAVE THEY RECOVERED?

A: There were fears that September's abrupt drop in consumer spending would persist for some time. The retrenchment was short-lived, however, and by November, spending on non-essential goods and services was rebounding vigorously. Reasonable stock values and improving business conditions encouraged us to increase exposure to consumer sectors, including specialty retailing and restaurant companies, a decision that helped boost performance.

Q:  PLEASE GIVE US SOME EXAMPLES.

A: Guitar Center is a 33-city chain of stores that sells guitars and electronic equipment. This company, whose stock was a very strong performer over the period, has expanded sales nationwide through growing use of its web site. Guitar Center is also capturing market share from two troubled competitors.

    Charming Shoppes caters to the fast-growing market for women's plus-sized clothing. The recent acquisition of Lane Bryant is proving beneficial to results. Among restaurants, Rare Hospitality, operator of the LongHorn Steakhouse, The Capital Grille and Bugaboo Creek chains, did well. The company benefited from a recovery of consumer confidence and the trend to casual dining.

Q:  WHAT OPPORTUNITIES DID YOU FIND AMONG INDUSTRIAL STOCKS?

A: Our stock selection process uncovered a number of capital goods and commercial services companies with good prospects and strong fundamentals. One of our best performers was Nortek, a supplier to the residential and commercial building industry. Nortek benefited from a mild winter, lower material costs and internal efforts at cost control. Among business service providers, Right Management, an outplacement specialist, and FTI Consulting, a bankruptcy and litigation consultant, did well.

Q:  WHAT OTHER AREAS HAD AN IMPACT ON PERFORMANCE?

A: The Portfolio's exposure to health care was small but beneficial. AMERIGROUP, a multi-state managed health care company was a strong performer. AMERIGROUP taps into mandated state funding to administer preventive and therapeutic care for beneficiaries of Medicaid and other programs. Another standout was Rent-Way, the second largest operator of rent-to-purchase outlets for consumers with problematic credit histories. New management helped the company recover after a disappointing year.

Q:  WHERE DID YOU ENCOUNTER DISAPPOINTING RESULTS?

A: Massey Energy encountered bottlenecks in its coal-mining operations. In addition, the mild winter sapped demand for electricity, allowing utilities to reduce coal consumption.

    Shares of Medallion Financial, which finances medallions for taxi owners in New York and elsewhere, declined. In addition to the impact of September 11th, Medallion failed to restructure its debt successfully. We think the stock's current low price overstates the company's difficulties. And our decision to underemphasize banks caused us to lose ground when stocks of some regionals moved ahead.

Q:  WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND FOR SMALL COMPANY STOCKS?

A: Despite confusing crosscurrents, we believe that the recession may be over, at least in some areas of the economy. Increased interest in the small-cap sector has sharpened the challenge of finding outstanding values, but every day stocks fall from favor and attract our interest. We never seem to run out of ideas worth investigating, companies with good balance sheets, superior financial health and business models that can generate adequate cash and good quality earnings. Currently, we are identifying reasonably valued small companies in a number of sectors that hold good promise; this should continue if the economy stabilizes and begins to expand again.

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

SCHEDULE OF INVESTMENTS 6/30/02 (UNAUDITED)

SHARES                                                       VALUE
        COMMON STOCKS - 100.0%
        MISCELLANEOUS - 0.3%
 4,000  Remec Inc.*                                    $    22,440
                                                       -----------
        TOTAL MISCELLANEOUS                            $    22,440
                                                       -----------
        ENERGY - 7.4%
        OIL & GAS DRILLING - 1.6%
 4,941  Key Energy Services Inc.*                      $    51,881
 2,120  Lufkin Industries                                   61,204
                                                       -----------
                                                       $   113,085
                                                       -----------
        OIL & GAS EXPLORATION & PRODUCTION - 5.1%
 7,170  Natco Group Inc.*                              $    62,379
   766  Penn Virginia Corp.                                 29,859
 3,042  St. Mary Land & Exploration Co.                     72,792
 6,900  Swift Energy Co.*                                  108,951
   936  Tom Brown, Inc.*                                    26,536
 3,084  Unit Corp*                                          53,507
                                                       -----------
                                                       $   354,024
                                                       -----------
        OIL & GAS REFINING
        MARKETING & TRANSPORTATION - 0.7%
 2,462  Pennzoil Co.                                   $    53,007
                                                       -----------
        TOTAL ENERGY                                   $   520,116
                                                       -----------
        MATERIALS - 6.1%
        CONSTRUCTION MATERIALS - 0.6%
 1,700  Granite Construction Inc.                      $    43,010
                                                       -----------
        DIVERSIFIED METALS & MINING - 0.8%
 4,089  Massey Energy Co.                              $    51,930
                                                       -----------
        MATERIALS - 0.4%
 1,100  Federal Signal Corp.*                          $    26,400
                                                       -----------
        PAPER PRODUCTS - 1.8%
 5,058  Domtar Inc.                                    $    59,583
 8,465  Mercer International Inc.*                          67,720
                                                       -----------
                                                       $   127,303
                                                       -----------
        SPECIALTY CHEMICALS - 0.5%
 1,300  Great Lakes Chemical                           $    34,437
                                                       -----------
        STEEL - 2.0%
 6,713  Graftech International Ltd.*                   $    82,570
 3,780  Maverick Tube Corp.*                                56,700
                                                       -----------
                                                       $   139,270
                                                       -----------
        TOTAL MATERIALS                                $   422,350
                                                       -----------
        CAPITAL GOODS - 8.1%
        BUILDING PRODUCTS - 2.5%
 3,000  LSI Industries Inc.*                           $    55,110
 2,651  Nortek, Inc.*                                      119,560
                                                       -----------
                                                       $   174,670
                                                       -----------
        ELECTRICAL COMPONENTS & EQUIP. - 0.2%
 2,899  Power-One, Inc.*                               $    18,032
                                                       -----------
        INDUSTRIAL CONGLOMERATES - 3.7%
 4,810  Brush Engineered Materials Inc.                $    59,644
 6,400  Cornell Companies Inc.*                             75,840
 5,901  N N Ball & Roller, Inc.                             75,533
 7,600  North American Palladium Ltd.*                      44,049
                                                       -----------
                                                       $   255,066
                                                       -----------
        INDUSTRIAL MACHINERY - 1.7%
 1,244  Nacco Industries, Inc.                         $    72,276
 3,200  Wabtec Corp.                                        45,600
                                                       -----------
                                                       $   117,876
                                                       -----------
        TOTAL CAPITAL GOODS                            $   565,644
                                                       -----------
        COMMERCIAL SERVICES & SUPPLIES - 8.1%
        COMMERCIAL PRINTING - 0.8%
 1,968  John H. Harland Co.                            $    55,498
                                                       -----------
        DIVERSIFIED COMMERCIAL SERVICES - 5.6%
 2,248  Chemed Corp.                                   $    84,727
 2,411  FTI Consulting, Inc.*                               84,409
 3,377  Pegusus Systems, Inc.*                              59,098
 2,657  Right Management Consultants, Inc.*                 69,876
 6,800  Rent-Way, Inc.*                                     88,060
                                                       -----------
                                                       $   386,170
                                                       -----------
        EMPLOYMENT SERVICES - 1.7%
 1,500  Bally Total Fitness Holding Corp.*             $    28,065
 5,861  Hall, Kinion & Associates, Inc.*                    44,016
 1,000  Heidrick & Struggles International*                 19,970
 3,000  Korn/Ferry International*                           27,300
                                                       -----------
                                                       $   119,351
                                                       -----------
        TOTAL COMMERCIAL SERVICES & SUPPLIES           $   561,019
                                                       -----------
        TRANSPORTATION - 2.4%
        MARINE - 1.3%
 6,047  Stelmar Shipping Ltd.*                         $    89,737
                                                       -----------
        RAILROADS - 1.1%
 3,397  Genesee & Wyoming Inc.*                        $    76,636
                                                       -----------
        TOTAL TRANSPORTATION                           $   166,373
                                                       -----------
        AUTOMOBILES & COMPONENTS - 2.1%
        AUTO PARTS & EQUIPMENT - 0.9%
 3,253  Applied Industrial Technologies, Inc.          $    63,434
                                                       -----------
        AUTOMOBILE MANUFACTURERS - 1.2%
 4,477  Joy Global Inc.*                               $    79,422
                                                       -----------
        TOTAL AUTOMOBILES & COMPONENTS                 $   142,856
                                                       -----------
        CONSUMER DURABLES & APPAREL - 6.5%
        APPAREL, ACCESSORIES & LUXURY GOODS - 2.1%
 8,933  Charming Shoppes, Inc.*                        $    77,181
 4,865  Wilsons, The Leather Experts, Inc.*                 68,110
                                                       -----------
                                                       $   145,291
                                                       -----------

   The accompanying notes are an integral part of these financial statements.

                                        4

SHARES                                                      VALUE
       FOOTWEAR - 2.2%
5,892  Maxwell Shoe Co., Inc.*                        $    95,737
1,700  Stage Stores, Inc.*                                 59,058
                                                      -----------
                                                      $   154,795
                                                      -----------
       HOME FURNISHINGS - 1.5%
3,000  Oneida Ltd.                                    $    57,450
3,200  Quaker Fabric Corp.*                                49,597
                                                      -----------
                                                      $   107,047
                                                      -----------
       LEISURE PRODUCTS - 0.7%
3,501  Equity Marketing Inc.*                         $    46,388
                                                      -----------
       TOTAL CONSUMER DURABLES & APPAREL              $   453,521
                                                      -----------
       HOTELS RESTAURANTS & LEISURE - 2.1%
       RESTAURANTS - 2.1%
2,679  O'Charley's Inc.*                              $    67,779
2,791  Rare Hospitality International Inc.*                75,134
                                                      -----------
                                                      $   142,913
                                                      -----------
       TOTAL HOTELS RESTAURANTS & LEISURE             $   142,913
                                                      -----------
       MEDIA - 2.0%
       ADVERTISING - 1.2%
2,839  R.H. Donnelley Corp.*                          $    79,407
                                                      -----------
       PUBLISHING - 0.8%
3,175  Advanced Marketing Services, Inc.              $    58,103
                                                      -----------
       TOTAL MEDIA                                    $   137,510
                                                      -----------
       RETAILING - 11.2%
       APPAREL RETAIL - 1.4%
3,300  Gadzooks Inc.*                                 $    41,547
3,773  Phillips-Van Heusen Corp.                           58,859
                                                      -----------
                                                      $   100,406
                                                      -----------
       CATALOG RETAIL - 0.9%
2,479  Coldwater Creek Inc.*                          $    60,488
                                                      -----------
       COMPUTER & ELECTRONICS RETAIL - 0.9%
5,835  Inter-TAN, Inc.*                               $    65,060
                                                      -----------
       DISTRIBUTORS - 1.1%
4,900  Department 56, Inc.*                           $    79,772
                                                      -----------
       GENERAL MERCHANDISE STORES - 1.5%
3,400  Blyth Industries, Inc.                         $   106,148
                                                      -----------
       SPECIALTY STORES - 5.3%
4,087  Guitar Center Inc.*                            $    75,814
4,802  Hancock Fabrics, Inc.                               89,221
4,500  Handleman Co.*                                      65,250
2,300  Lithia Motors, Inc.*                                61,916
2,868  School Specialty Inc.*                              76,174
                                                      -----------
                                                      $   368,375
                                                      -----------
       TOTAL RETAILING                                $   780,249
                                                      -----------
       FOOD & DRUG RETAILING - 2.0%
       FOOD RETAIL - 2.0%
1,993  Fresh Del Monte Produce Inc.*                  $    49,825
1,900  Hain Celestial Group, Inc.*                         35,150
3,238  Horizon Organic Holding Corp.*                      57,054
                                                      -----------
                                                      $   142,029
                                                      -----------
       TOTAL FOOD & DRUG RETAILING                    $   142,029
                                                      -----------
       FOOD BEVERAGE & TOBACCO - 0.8%
       AGRICULTURAL PRODUCTS - 0.8%
2,594  Embrex, Inc.*                                  $    56,653
                                                      -----------
       TOTAL FOOD BEVERAGE & TOBACCO                  $    56,653
                                                      -----------
       HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
       HOUSEHOLD PRODUCTS - 1.1%
5,474  Nu Skin Enterprises Inc.                       $    79,647
                                                      -----------
       TOTAL HOUSEHOLD & PERSONAL PRODUCTS            $    79,647
                                                      -----------
       HEALTH CARE EQUIPMENT & SERVICES - 4.6%
       HEALTH CARE DISTRIBUTORS & SERVICES - 1.5%
4,197  Pediatrix Medical Group, Inc.*                 $   104,925
                                                      -----------
       HEALTH CARE EQUIPMENT - 1.6%
1,800  Haemonetics Corp.*                             $    52,560
5,656  Rita Medical Systems, Inc.*                         56,560
                                                      -----------
                                                      $   109,120
                                                      -----------
       HEALTH CARE FACILITIES - 0.6%
  928  Triad Hospitals, Inc.*                         $    39,329
                                                      -----------
       MANAGED HEALTH CARE - 0.9%
2,340  Amerigroup Corp.*                              $    64,912
                                                      -----------
       TOTAL HEALTH CARE EQUIPMENT & SERVICES         $   318,286
                                                      -----------

       PHARMACEUTICALS & BIOTECHNOLOGY - 0.8%
       PHARMACEUTICALS - 0.8%
4,200  Kendle International Inc.*                     $    57,120
                                                      -----------
       TOTAL PHARMACEUTICALS & BIOTECHNOLOGY          $    57,120
                                                      -----------
       BANKS - 2.1%

2,986  Banner Corp.                                   $    73,904
5,400  BankAtlantic Bancorp, Inc.                          66,960
  200  Whitney Holding Corp.                                6,148
                                                      -----------
                                                      $   147,012
                                                      -----------
       TOTAL BANKS                                    $   147,012
                                                      -----------
       DIVERSIFIED FINANCIALS - 5.9%
       CONSUMER FINANCE - 0.3%
3,336  Medallion Financial Corp.                      $    17,614
                                                      -----------

   The accompanying notes are an integral part of these financial statements.

                                        5

SHARES                                                      VALUE
       DIVERSIFIED FINANCIAL SERVICES - 5.6%
3,032  Actrade Financial Technologies Ltd.*           $    31,593
5,668  Advanta Corp. (Class B)                             61,951
2,398  Dollar Thrifty Automotive Group*                    62,108
1,723  Financial Federal Corp.*                            57,031
2,900  Irwin Financial Corp.                               58,290
3,100  Profit Recovery Group International*                38,161
6,292  Ventas, Inc.                                        80,223
                                                      -----------
                                                      $   389,357
                                                      -----------
       TOTAL DIVERSIFIED FINANCIALS                   $   406,971
                                                      -----------
       INSURANCE - 3.0%
       LIFE & HEALTH INSURANCE - 0.9%
8,700  Conseco, Inc.*                                 $    17,400
2,006  FBL Financial Group, Inc.                           44,433
                                                      -----------
                                                      $    61,833
                                                      -----------
       PROPERTY & CASUALTY INSURANCE - 2.1%
1,861  IPC Holdings Ltd.                              $    56,835
  838  Philadelphia Consolidated Holding Corp.*            37,995
2,414  Stewart Information Services Corp.*                 49,608
                                                      -----------
                                                      $   144,438
                                                      -----------
       TOTAL INSURANCE                                $   206,271
                                                      -----------
       REAL ESTATE - 7.0%
       REAL ESTATE INVESTMENT TRUSTS - 5.7%
3,595  Bedford Property Investors, Inc.               $    97,425
3,438  Entertainment Properties Trust                      84,747
4,083  Lasalle Hotel Properties                            64,307
2,624  Pennsylvania Real Estate
       Investment Trust, Inc.                              71,137
2,926  Universal Health Realty Inc.                        77,246
                                                      -----------
                                                      $   394,862
                                                      -----------
       REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
5,300  Trizec Properties Inc.                         $    89,358
                                                      -----------
       TOTAL REAL ESTATE                              $   484,220
                                                      -----------
       SOFTWARE & SERVICES - 3.8%
       APPLICATION SOFTWARE - 3.3%
3,900  Caminus Corp.*                                 $    22,737
8,339  E.Piphany, Inc.*                                    36,608
1,558  Synopsys, Inc.*                                     85,394
5,524  SPSS Inc.*                                          85,843
                                                      -----------
                                                      $   230,582
                                                      -----------
       SOFTWARE & SERVICES - 0.5%
6,200  WatchGuard Technologies Inc.*                  $    31,868
                                                      -----------
       TOTAL SOFTWARE & SERVICES                      $   262,450
                                                      -----------
       TECHNOLOGY HARDWARE & EQUIPMENT - 7.9%
       ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.1%
5,104  Oak Technology, Inc.*                          $    23,121
  932  Photon Dynamics Inc.*                               27,960
1,504  Power Integrations, Inc.*                           26,920
                                                      -----------
                                                      $    78,001
                                                      -----------
       NETWORKING EQUIPMENT - 0.4%
4,700  Computer Network Tech Corp.*                   $    28,811
                                                      -----------
       SEMICONDUCTOR EQUIPMENT - 4.2%
1,908  Advanced Energy Industries Inc.*               $    42,319
2,138  ATMI, Inc.*                                         47,827
2,207  Brooks Automation, Inc.*                            56,411
5,700  EMCORE Corp.*                                       34,200
2,930  Nanometrics Inc.*                                   46,525
3,490  Photronics, Inc.*                                   66,101
                                                      -----------
                                                      $   293,383
                                                      -----------
       SEMICONDUCTORS - 1.5%
4,100  Adaptec, Inc.*                                 $    32,349
5,432  AXT, Inc.*                                          43,347
4,300  HI/FN Inc.*                                         25,800
                                                      -----------
                                                      $   101,496
                                                      -----------
       TELECOMMUNICATIONS EQUIPMENT - 0.7%
6,048  Lightbridge Inc.*                              $    49,654
                                                      -----------
       TOTAL TECHNOLOGY HARDWARE & EQUIPMENT          $   551,345
                                                      -----------
       TELECOMMUNICATION SERVICES - 0.7%
       INTEGRATED TELECOMMUNICATION SERVICES - 0.7%
6,123  Boston Communications Group, Inc.*             $    49,229
                                                      -----------
       TOTAL TELECOMMUNICATION SERVICES               $    49,229
                                                      -----------
       UTILITIES - 4.0%
       GAS UTILITIES - 4.0%
1,900  AGL Resources Inc.*                            $    44,080
3,297  NUI Corp.                                           90,668
1,500  People's Energy Corp.                               54,690
5,874  Southwestern Energy Co.*                            89,224
                                                      -----------
                                                      $   278,662
                                                      -----------
       TOTAL UTILITIES                                $   278,662
                                                      -----------
       TOTAL COMMON STOCKS

       (Cost $6,945,178)                              $ 6,954,886
                                                      ===========

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO(a)

FINANCIAL HIGHLIGHTS 6/30/02

                                                                                            SIX MONTHS
                                                                                               ENDED          11/8/01
                                                                                              6/30/02            TO
CLASS I                                                                                     (UNAUDITED)       12/31/01
Net asset value, beginning of period                                                          $ 10.87          $10.00
                                                                                              -------          ------
Increase (decrease) from investment operations:
   Net investment income (loss)                                                               $ (0.01)         $ 0.01
   Net realized and unrealized gain on investments
    and foreign currency transactions                                                            0.51            0.86
                                                                                              -------          ------
   Net increase from investment operations                                                    $  0.50          $ 0.87
Distribution to shareowners:
   Net investment income                                                                        (0.00)(b)           -
   Net realized gain                                                                            (0.00)(b)           -
                                                                                              -------          ------
Net increase (decrease) in net asset value                                                    $  0.50          $ 0.87
                                                                                              -------          ------
Net asset value, end of period                                                                $ 11.37          $10.87
                                                                                              =======          ======
Total return*                                                                                    4.60%           8.70%
Ratio of net expenses to average net assets+                                                     1.24%**         1.21%**
Ratio of net investment income (loss) to average net assets+                                    (0.04)%**        0.86%**
Portfolio turnover rate                                                                            25%**            0%**
Net assets, end of period (in thousands)                                                      $ 7,115          $  504
Ratios assuming no waiver of management fees and assumption of expenses by PIM:
   Net expenses                                                                                  2.82%**        77.48%**
   Net investment income (loss)                                                                 (1.62)%**      (75.41)%**

(a) Shares of Pioneer Small Cap Value VCT Portfolio were first publicly offered on November 8, 2001.
(b) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER SMALL CAP VALUE VCT PORTFOLIO

BALANCE SHEETS 6/30/02 (UNAUDITED)

ASSETS:
  Investment in securities, at value (cost $6,945,178)                           $ 6,954,886
  Temporary cash investments (at amortized cost)                                           -
  Cash                                                                               388,230
  Foreign currencies, at value                                                             -
  Receivables -
   Investment securities sold                                                              -
   Fund shares sold                                                                   67,998
   Collateral for securities loaned, at fair value                                   182,172
   Variation margin                                                                        -
   Dividends, interest and foreign taxes withheld                                      5,605
   Forward foreign currency settlement contracts, net                                      -
   Forward foreign currency portfolio hedge contracts, net                                 -
   Due from Pioneer Investment Management, Inc.                                            -
  Other                                                                                    -
                                                                                 -----------
      Total assets                                                               $ 7,598,891
                                                                                 -----------
LIABILITIES:
  Payables -
   Investment securities purchased                                               $   279,180
   Fund shares repurchased                                                               436
   Dividends                                                                               -
   Upon return of securities loaned                                                  182,172
   Variation Margin                                                                        -
   Forward foreign currency settlement contracts, net                                      -
   Forward foreign currency portfolio hedge contracts, net                                 -
  Due to bank                                                                              -
  Due to affiliates                                                                   13,999
  Accrued expenses                                                                     8,103
  Other                                                                                    -
                                                                                 -----------
      Total liabilities                                                          $   483,890
                                                                                 -----------
NET ASSETS:
  Paid-in capital                                                                $ 7,145,374
  Accumulated net investment income (loss)                                              (705)
  Accumulated undistributed net realized gain (loss)                                 (39,376)
  Net unrealized gain (loss) on:
   Investments                                                                         9,708
   Futures contracts                                                                       -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                     -
                                                                                 -----------
      Total net assets                                                           $ 7,115,001
                                                                                 -----------
NET ASSET VALUE PER SHARE:

  CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                                    $ 7,115,001
   Shares outstanding                                                                625,884
                                                                                 -----------
   Net asset value per share                                                     $     11.37

  CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                                    $         -
   Shares outstanding                                                                      -
                                                                                 -----------
   Net asset value per share                                                     $         -

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                              SIX MONTHS ENDED
                                                                                   6/30/02
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $0)                                $    17,540
  Interest (net of foreign taxes withheld of $0)                                       2,530
  Income on securities loaned, net                                                       183
  Other                                                                                    -
                                                                                 -----------
      Total investment income                                                    $    20,253
                                                                                 -----------
EXPENSES:
  Management fees                                                                $    12,602
  Transfer agent fees                                                                    724
  Distribution fees (Class II)                                                             -
  Administrative fees                                                                 17,642
  Custodian fees                                                                       8,769
  Professional fees                                                                    5,681
  Printing                                                                             1,325
  Fees and expenses of nonaffiliated trustees                                          1,093
  Miscellaneous                                                                            -
                                                                                 -----------
     Total expenses                                                              $    47,836
     Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                         (26,833)
     Less fees paid indirectly                                                             -
                                                                                 -----------
     Net expenses                                                                $    21,003
                                                                                 -----------
      Net investment income (loss)                                               $      (750)
                                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                   $   (39,324)
   Futures contracts                                                                       -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                    (7)
                                                                                 -----------
                                                                                 $   (39,331)
                                                                                 -----------
  Change in net unrealized gain or loss from:
   Investments                                                                   $    (7,329)
   Futures contracts                                                                       -
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                                     -
                                                                                 -----------
                                                                                 $    (7,329)
                                                                                 -----------
  Net gain (loss) on investments, futures contracts
   and foreign currency transactions                                             $   (46,660)
                                                                                 -----------
  Net increase (decrease) in net assets resulting
   from operations                                                               $   (47,410)
                                                                                 -----------

   The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS
                                                                        ENDED                  11/8/01
                                                                       6/30/02                   TO
                                                                     (UNAUDITED)              12/31/01
FROM OPERATIONS:
Net investment income (loss)                                        $       (750)            $      251
Net realized gain (loss) on investments,
   futures and foreign currency transactions                             (39,331)                     -
Change in net unrealized gain or loss on
   investments, futures and
   foreign currency transactions                                          (7,329)                17,037
                                                                    ------------             ----------
     Net increase (decrease) in net assets
       resulting from operations                                    $    (47,410)            $   17,288
                                                                    ------------             ----------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                          $       (188)            $        -
   Class II                                                                    -                      -
Net realized gain
   Class I                                                                   (63)                     -
   Class II                                                                    -                      -
Tax return of capital
   Class I                                                                     -                      -
   Class II                                                                    -                      -
                                                                    ------------             ----------
     Total distributions to shareowners                             $       (251)            $        -
                                                                    ------------             ----------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $  7,023,920             $  387,019
Reinvestment of distributions                                                247                      -
Cost of shares repurchased                                              (365,719)                   (93)
                                                                    ------------             ----------
     Net increase in net assets
       resulting from fund share transactions                       $  6,658,448             $  386,926
                                                                    ------------             ----------
     Net increase in net assets                                     $  6,610,787             $  404,214

NET ASSETS:
Beginning of period                                                      504,214                100,000
                                                                    ------------             ----------
End of period                                                       $  7,115,001             $  504,214
                                                                    ============             ==========
Accumulated net investment income (loss),
   end of period                                                    $       (705)            $      233
                                                                    ============             ==========

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 6/30/02 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of nineteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Global Financials VCT Portfolio (Global Financials Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio)
      (formerly International Growth Portfolio)
   Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio)
      (formerly Real Estate Growth Portfolio)

NON-DIVERSIFIED PORTFOLIOS:
   Pioneer Global Health Care VCT Portfolio (Global Health Care Portfolio) Pioneer Global Telecoms VCT Portfolio (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio) Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Small Cap Value Portfolio is to seek capital appreciation.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

B. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2002, Small Cap Value Portfolio had no open contracts.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolios are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   Certain Portfolios are authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolios record realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see
   Note 8).

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

F. PORTFOLIO SHARES

   The Portfolios record sales and repurchases of their Portfolio shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc.
   (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $527,769 in commissions on the sale of trust shares for the six months ended June 30, 2002. Dividends and distributions to shareowners are recorded on the ex-dividend date.

G. SECURITIES LENDING

   The Portfolios loan securities in their portfolios to certain brokers, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of June 30, 2002, the Small Cap Value Portfolio loaned securities having a fair value of $175,349 and received collateral of $182,172.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolios, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolios, and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

PIM has agreed not to impose a portion of its management fees and to assume other operating expenses for certain Portfolios to the extent necessary to limit expenses of Class I shares to 1.25% of the Portfolios' average daily net assets attributable to Class I shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolios. At June 30, 2002, $13,063 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $936 in transfer agent fees payable to PIMSS at June 30, 2002.

4. DISTRIBUTION PLANS

The Portfolios have adopted plans of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plans, each Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. The Small Cap Value Portfolio had no payable PFD, only Class I at June 30, 2002.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2002, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                                                                              NET
                                                     GROSS              GROSS             APPRECIATION/
 PORTFOLIO                        TAX COST        APPRECIATION       DEPRECIATION        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
 Small Cap Value Portfolio       $6,945,156         $487,874          $(478,144)             $9,730

6. PORTFOLIO TRANSACTIONS
The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2002, were $6,823,052 and $336,376, respectively.

7. CAPITAL SHARES

At June 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                     '02 SHARES       '02 AMOUNT
                                     (UNAUDITED)      (UNAUDITED)        '01 SHARES    '01 AMOUNT
-------------------------------------------------------------------------------------------------
 SMALL CAP VALUE PORTFOLIO
 CLASS I:
 Shares sold                           612,642        $7,023,920           36,416       $387,019
 Reinvestment of distributions              22               247                -              -
 Shares repurchased                    (33,187)         (365,719)              (9)           (93)
                                      ---------       -----------          -------      ---------
   Net increase (decrease)             579,477        $6,658,448           36,407       $386,926
                                      =========       ===========          =======      =========


8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2002, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2002, Small Cap Value Portfolio had no open portfolio or settlement hedges.

                            THIS PAGE FOR YOUR NOTES.

                           THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
DANIEL T. GERACI, EXECUTIVE VICE PRESIDENT
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
DANIEL T. GERACI
MARGARET B. W. GRAHAM
MARGUERITE A. PIRET
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

LEGAL COUNSEL
HALE AND DORR LLP

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   12178-00-0802